CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Total Parent company's interest	Capital	Treasury Stocks	Capital Reserve.	Legal reserve	Tax Incentives Reserve	Investments and working capital reserve	Retained Earnings	Operations with noncontrolling interests	Gains and losses on net investment hedge	Gains and losses on financial instruments	Cumulative translation adjustment	Pension Plan	Stock Options	Non-controlling interests.	Total
Balance at beginning of year at Dec. 31, 2020	R$ 30,860,271	R$ 19,249,181	R$ (229,309)	R$ 11,597	R$ 908,946	R$ 887,590	R$ 5,495,796		R$ (2,870,825)	R$ (8,872,114)	R$ (14,034)	R$ 16,550,072	R$ (417,904)	R$ 161,275	R$ 224,939	R$ 31,085,210
Net income	15,494,111							R$ 15,494,111							64,827	15,558,938
Other comprehensive income (loss) recognized in the year	1,259,142									(695,102)	1,907	1,699,980	252,357		(5,197)	1,253,945
Long term incentive plan cost recognized in the year	(138,193)													(138,193)	(59)	(138,252)
Long term incentive plan exercised during the year	143,929		76,900				67,029								53	143,982
Total comprehensive income (loss) recognized in the year	16,753,253							15,494,111		(695,102)	1,907	1,699,980	252,357		59,630	16,812,883
Effect of interest changes in subsidiaries															(18,962)	(18,962)
Complementary dividends	(528)						(528)									(528)
Destination of net income proposed to the shareholders
Legal reserve					756,334			(756,334)
Tax incentives reserve						367,430		(367,430)
Investments and working capital reserve							9,014,747	(9,014,747)
Dividend - adjustment in excess of the minimum estatutory undistributed							341,150	(341,150)
Dividends/interest on capital	(5,014,450)							(5,014,450)							(54,234)	(5,068,684)
Balance at end of year at Dec. 31, 2021	42,604,282	19,249,181	(152,409)	11,597	1,665,280	1,255,020	14,918,194		(2,870,825)	(9,567,216)	(12,127)	18,250,052	(165,547)	23,082	211,367	42,815,649
Net income	11,425,512							11,425,512							54,040	11,479,552
Other comprehensive income (loss) recognized in the year	(791,307)									488,146	(607)	(1,524,510)	245,664		(2,763)	(794,070)
Long term incentive plan cost recognized in the year	30,583													30,583	100	30,683
Long term incentive plan exercised during the year	45,554		21,452				24,102								12	45,566
Total comprehensive income (loss) recognized in the year	10,634,205							11,425,512		488,146	(607)	(1,524,510)	245,664		51,277	10,685,482
Effects of the share buyback program	(1,073,124)		(1,073,124)													(1,073,124)
Effect of interest changes in subsidiaries	(33,845)								(33,845)						(19,761)	(53,606)
Cancellation of treasury stocks			1,024,086				(1,024,086)
Complementary dividends	(341,555)						(341,555)									(341,555)
Destination of net income proposed to the shareholders
Legal reserve					545,251			(545,251)
Tax incentives reserve						520,478		(520,478)
Investments and working capital reserve							4,277,165	(4,277,165)
Dividend - adjustment in excess of the minimum estatutory undistributed							332,712	(332,712)
Dividends/interest on capital	(5,749,906)							(5,749,906)							(60,996)	(5,810,902)
Balance at end of year at Dec. 31, 2022	46,116,194	19,249,181	(179,995)	11,597	2,210,531	1,775,498	18,186,532		(2,904,670)	(9,079,070)	(12,734)	16,725,542	80,117	53,665	181,999	46,298,193
Net income	7,501,565							7,501,565							35,418	7,536,983
Other comprehensive income (loss) recognized in the year	(1,875,869)									247,924	783	(2,221,071)	96,495		(7,795)	(1,883,664)
Long term incentive plan cost recognized in the year	80,390													80,390	47	80,437
Long term incentive plan exercised during the year	36,333		29,813				6,520								17	36,350
Total comprehensive income (loss) recognized in the year	5,625,696							7,501,565		247,924	783	(2,221,071)	96,495		27,623	5,653,319
Increase in capital through capitalization of retained earnings		966,162					(966,162)
Effect of interest changes in subsidiaries															(9,590)	(9,590)
Complementary dividends	(333,151)						(333,151)									(333,151)
Destination of net income proposed to the shareholders
Legal reserve					318,142			(318,142)
Tax incentives reserve						1,138,728		(1,138,728)
Investments and working capital reserve							3,403,240	(3,403,240)
Dividend - adjustment in excess of the minimum estatutory undistributed							174,952	(174,952)
Dividends/interest on capital	(2,466,503)							R$ (2,466,503)							(20,192)	(2,486,695)
Balance at end of year at Dec. 31, 2023	R$ 49,058,959	R$ 20,215,343	R$ (150,182)	R$ 11,597	R$ 2,528,673	R$ 2,914,226	R$ 20,471,931		R$ (2,904,670)	R$ (8,831,146)	R$ (11,951)	R$ 14,504,471	R$ 176,612	R$ 134,055	R$ 179,904	R$ 49,238,863